Restricted cash and escrow receivables (Tables)	12 Months Ended
Mar. 31, 2015
Restricted Cash and Escrow Receivables
Schedule of restricted cash and escrow receivables

	As at March 31,
	2014	2015
	(in millions of RMB)
Deposits in debt service reserve account (i)	209	—
Money received or receivable on escrow services in connection with the provision of online and mobile commerce related services (ii)	2,659	—
Cash pledged for a bank in connection with its loan facilities for option exercise in favor of employees of the Company and its related companies	1,353	997
Cash pledged for treasury management activities	505	1,013
Others	195	287

	4,921	2,297

(i)	The amount represents deposits in a reserve account pledged in favor of the lenders in connection with certain loan facilities (Note 20).
(ii)

The amount represents customer funds held by external payment networks outside the PRC in relation to the online transaction services with a corresponding liability recorded under escrow money payable. Such balance together with the escrow money payable was disposed of follow the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)).